Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Sep. 29, 2011
Supplement [Text Block]	cfst3_SupplementTextBlock

Prospectus Supplement — June 6, 2012 to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated
Columbia Limited Duration Credit Fund	Sept. 29, 2011

The Principal Investment Strategies of the Fund, as described under the Summary of the Fund, are hereby superseded and replaced as follows:

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Principal Risks of Investing in the Fund, as described under the Summary of the Fund, are hereby superseded and replaced as follows:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I, Class R4 and Class W shares is hereby replaced with the following:

Average Annual Total Returns (after applicable sales charges)

(for periods ended December 31, 2011)	1 year	5 years	Class A, B, C and R4 Since inception (6/19/03)	Class I Since inception (3/4/04)	Class W Since inception (12/1/06)
Columbia Limited Duration Credit Fund:

Class A — before taxes	+2.99%	+4.06%	+3.27%	N/A	N/A

Class A — after taxes on distributions	+1.72%	+2.59%	+1.96%	N/A	N/A

Class A — after taxes on distributions and redemption of fund shares	+1.93%	+2.59%	+2.00%	N/A	N/A

Class B — before taxes	+0.27%	+3.52%	+2.90%	N/A	N/A

Class C — before taxes	+4.38%	+3.89%	+2.90%	N/A	N/A

Class I — before taxes	+6.54%	+5.04%	N/A	+4.28%	N/A

Class R4 — before taxes	+6.22%	+4.91%	+3.88%	N/A	N/A

Class W — before taxes	+6.10%	N/A	N/A	N/A	+4.54%

Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes)*	+5.85%	+5.72%	+4.36%	+4.55%	+5.73%

Barclays U.S. 1-5 Year Credit Index (reflects no deduction for fees, expenses or taxes)*	+5.44%	+5.62%	+4.27%	+4.48%	+5.64%

Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deduction for fees or taxes)	+5.86%	+4.81%	+3.68%	+3.92%	+4.77%

*	On December 1, 2011, the Barclays U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays U.S. 1-5 Year Credit Index (the Former Index) as the Fund’s primary benchmark. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby replaced with the following:

Average Annual Total Returns (without sales charge)

(for periods ended December 31, 2011)	1 year	5 years	Class A Since inception (6/19/03)
Columbia Limited Duration Credit Fund:

Class A* — before taxes	+6.17%	+4.69%	+3.68%

Class A* — after taxes on distributions	+4.86%	+3.22%	+2.37%

Class A* — after taxes on distributions and redemption of fund shares	+4.00%	+3.13%	+2.36%

Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes)**	+5.85%	+5.72%	+4.36%

Barclays U.S. 1-5 Year Credit Index (reflects no deduction for fees, expenses or taxes)**	+5.44%	+5.62%	+4.27%

Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deduction for fees or taxes)	+5.86%	+4.81%	+3.68%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
**	On December 1, 2011, the Barclays U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays U.S. 1-5 Year Credit Index (the Former Index) as the Fund’s primary benchmark. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst3_SupplementTextBlock

Prospectus Supplement — June 6, 2012 to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated
Columbia Limited Duration Credit Fund	Sept. 29, 2011

The Principal Investment Strategies of the Fund, as described under the Summary of the Fund, are hereby superseded and replaced as follows:

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Principal Risks of Investing in the Fund, as described under the Summary of the Fund, are hereby superseded and replaced as follows:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I, Class R4 and Class W shares is hereby replaced with the following:

Average Annual Total Returns (after applicable sales charges)

(for periods ended December 31, 2011)	1 year	5 years	Class A, B, C and R4 Since inception (6/19/03)	Class I Since inception (3/4/04)	Class W Since inception (12/1/06)
Columbia Limited Duration Credit Fund:

Class A — before taxes	+2.99%	+4.06%	+3.27%	N/A	N/A

Class A — after taxes on distributions	+1.72%	+2.59%	+1.96%	N/A	N/A

Class A — after taxes on distributions and redemption of fund shares	+1.93%	+2.59%	+2.00%	N/A	N/A

Class B — before taxes	+0.27%	+3.52%	+2.90%	N/A	N/A

Class C — before taxes	+4.38%	+3.89%	+2.90%	N/A	N/A

Class I — before taxes	+6.54%	+5.04%	N/A	+4.28%	N/A

Class R4 — before taxes	+6.22%	+4.91%	+3.88%	N/A	N/A

Class W — before taxes	+6.10%	N/A	N/A	N/A	+4.54%

Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes)*	+5.85%	+5.72%	+4.36%	+4.55%	+5.73%

Barclays U.S. 1-5 Year Credit Index (reflects no deduction for fees, expenses or taxes)*	+5.44%	+5.62%	+4.27%	+4.48%	+5.64%

Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deduction for fees or taxes)	+5.86%	+4.81%	+3.68%	+3.92%	+4.77%

*	On December 1, 2011, the Barclays U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays U.S. 1-5 Year Credit Index (the Former Index) as the Fund’s primary benchmark. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby replaced with the following:

Average Annual Total Returns (without sales charge)

(for periods ended December 31, 2011)	1 year	5 years	Class A Since inception (6/19/03)
Columbia Limited Duration Credit Fund:

Class A* — before taxes	+6.17%	+4.69%	+3.68%

Class A* — after taxes on distributions	+4.86%	+3.22%	+2.37%

Class A* — after taxes on distributions and redemption of fund shares	+4.00%	+3.13%	+2.36%

Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes)**	+5.85%	+5.72%	+4.36%

Barclays U.S. 1-5 Year Credit Index (reflects no deduction for fees, expenses or taxes)**	+5.44%	+5.62%	+4.27%

Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deduction for fees or taxes)	+5.86%	+4.81%	+3.68%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
**	On December 1, 2011, the Barclays U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays U.S. 1-5 Year Credit Index (the Former Index) as the Fund’s primary benchmark. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (after applicable sales charges)(for periods ended December 31, 2011)
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | before taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	2.99%
5 years	rr_AverageAnnualReturnYear05	4.06%
Since inception	rr_AverageAnnualReturnSinceInception	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | before taxes | Class B
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class B — before taxes
1 year	rr_AverageAnnualReturnYear01	0.27%
5 years	rr_AverageAnnualReturnYear05	3.52%
Since inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | before taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class C — before taxes
1 year	rr_AverageAnnualReturnYear01	4.38%
5 years	rr_AverageAnnualReturnYear05	3.89%
Since inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | before taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class I — before taxes
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.04%
Since inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | before taxes | Class R4
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 — before taxes
1 year	rr_AverageAnnualReturnYear01	6.22%
5 years	rr_AverageAnnualReturnYear05	4.91%
Since inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | before taxes | Class W
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class W — before taxes
1 year	rr_AverageAnnualReturnYear01	6.10%
5 years	rr_AverageAnnualReturnYear05
Since inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2006
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	1.72%
5 years	rr_AverageAnnualReturnYear05	2.59%
Since inception	rr_AverageAnnualReturnSinceInception	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | after taxes on distributions and redemption of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	1.93%
5 years	rr_AverageAnnualReturnYear05	2.59%
Since inception	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. 1-5 Year Corporate Index
1 year	rr_AverageAnnualReturnYear01	5.85%	[1]
5 years	rr_AverageAnnualReturnYear05	5.72%	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.36%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes) | Class B
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.36%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.36%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.55%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.36%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes) | Class W
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	5.73%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2006	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Barclays U.S. 1-5 Year Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. 1-5 Year Credit Index
1 year	rr_AverageAnnualReturnYear01	5.44%	[1]
5 years	rr_AverageAnnualReturnYear05	5.62%	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Barclays U.S. 1-5 Year Credit Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Barclays U.S. 1-5 Year Credit Index (reflects no deduction for fees, expenses or taxes) | Class B
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Barclays U.S. 1-5 Year Credit Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Barclays U.S. 1-5 Year Credit Index (reflects no deduction for fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.48%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Barclays U.S. 1-5 Year Credit Index (reflects no deduction for fees, expenses or taxes) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Barclays U.S. 1-5 Year Credit Index (reflects no deduction for fees, expenses or taxes) | Class W
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	5.64%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2006	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deduction for fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or taxes)
Label	rr_AverageAnnualReturnLabel	Lipper Short-Intermediate Investment Grade Debt Funds Index
1 year	rr_AverageAnnualReturnYear01	5.86%
5 years	rr_AverageAnnualReturnYear05	4.81%
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deduction for fees or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.68%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deduction for fees or taxes) | Class B
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.68%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deduction for fees or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.68%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deduction for fees or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.92%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deduction for fees or taxes) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.68%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003	[1]
Columbia Limited Duration Credit Fund | Class A, B, C, I, R4, and W Shares | Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deduction for fees or taxes) | Class W
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.77%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2006	[1]
Columbia Limited Duration Credit Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst3_SupplementTextBlock

Prospectus Supplement — June 6, 2012 to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated
Columbia Limited Duration Credit Fund	Sept. 29, 2011

The Principal Investment Strategies of the Fund, as described under the Summary of the Fund, are hereby superseded and replaced as follows:

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Principal Risks of Investing in the Fund, as described under the Summary of the Fund, are hereby superseded and replaced as follows:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I, Class R4 and Class W shares is hereby replaced with the following:

Average Annual Total Returns (after applicable sales charges)

(for periods ended December 31, 2011)	1 year	5 years	Class A, B, C and R4 Since inception (6/19/03)	Class I Since inception (3/4/04)	Class W Since inception (12/1/06)
Columbia Limited Duration Credit Fund:

Class A — before taxes	+2.99%	+4.06%	+3.27%	N/A	N/A

Class A — after taxes on distributions	+1.72%	+2.59%	+1.96%	N/A	N/A

Class A — after taxes on distributions and redemption of fund shares	+1.93%	+2.59%	+2.00%	N/A	N/A

Class B — before taxes	+0.27%	+3.52%	+2.90%	N/A	N/A

Class C — before taxes	+4.38%	+3.89%	+2.90%	N/A	N/A

Class I — before taxes	+6.54%	+5.04%	N/A	+4.28%	N/A

Class R4 — before taxes	+6.22%	+4.91%	+3.88%	N/A	N/A

Class W — before taxes	+6.10%	N/A	N/A	N/A	+4.54%

Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes)*	+5.85%	+5.72%	+4.36%	+4.55%	+5.73%

Barclays U.S. 1-5 Year Credit Index (reflects no deduction for fees, expenses or taxes)*	+5.44%	+5.62%	+4.27%	+4.48%	+5.64%

Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deduction for fees or taxes)	+5.86%	+4.81%	+3.68%	+3.92%	+4.77%

*	On December 1, 2011, the Barclays U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays U.S. 1-5 Year Credit Index (the Former Index) as the Fund’s primary benchmark. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby replaced with the following:

Average Annual Total Returns (without sales charge)

(for periods ended December 31, 2011)	1 year	5 years	Class A Since inception (6/19/03)
Columbia Limited Duration Credit Fund:

Class A* — before taxes	+6.17%	+4.69%	+3.68%

Class A* — after taxes on distributions	+4.86%	+3.22%	+2.37%

Class A* — after taxes on distributions and redemption of fund shares	+4.00%	+3.13%	+2.36%

Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes)**	+5.85%	+5.72%	+4.36%

Barclays U.S. 1-5 Year Credit Index (reflects no deduction for fees, expenses or taxes)**	+5.44%	+5.62%	+4.27%

Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deduction for fees or taxes)	+5.86%	+4.81%	+3.68%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
**	On December 1, 2011, the Barclays U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays U.S. 1-5 Year Credit Index (the Former Index) as the Fund’s primary benchmark. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in credit-related bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in credit-related bonds, such as corporate bonds. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (without sales charge)(for periods ended December 31, 2011)
Columbia Limited Duration Credit Fund | Class Z Shares | before taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	6.17%	[2]
5 years	rr_AverageAnnualReturnYear05	4.69%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	3.68%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003
Columbia Limited Duration Credit Fund | Class Z Shares | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	4.86%	[2]
5 years	rr_AverageAnnualReturnYear05	3.22%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	2.37%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003
Columbia Limited Duration Credit Fund | Class Z Shares | after taxes on distributions and redemption of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Limited Duration Credit Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	4.00%	[2]
5 years	rr_AverageAnnualReturnYear05	3.13%	[2]
Since inception	rr_AverageAnnualReturnSinceInception	2.36%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003
Columbia Limited Duration Credit Fund | Class Z Shares | Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. 1-5 Year Corporate Index
1 year	rr_AverageAnnualReturnYear01	5.85%	[1]
5 years	rr_AverageAnnualReturnYear05	5.72%	[1]
Columbia Limited Duration Credit Fund | Class Z Shares | Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.36%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003
Columbia Limited Duration Credit Fund | Class Z Shares | Barclays U.S. 1-5 Year Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. 1-5 Year Credit Index
1 year	rr_AverageAnnualReturnYear01	5.44%	[1]
5 years	rr_AverageAnnualReturnYear05	5.62%	[1]
Columbia Limited Duration Credit Fund | Class Z Shares | Barclays U.S. 1-5 Year Credit Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	4.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003
Columbia Limited Duration Credit Fund | Class Z Shares | Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deduction for fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Lipper Short-Intermediate Investment Grade Debt Funds Index
1 year	rr_AverageAnnualReturnYear01	5.86%	[1]
5 years	rr_AverageAnnualReturnYear05	4.81%	[1]
Columbia Limited Duration Credit Fund | Class Z Shares | Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deduction for fees or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Since inception	rr_AverageAnnualReturnSinceInception	3.68%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2003

[1]	On December 1, 2011, the Barclays U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays U.S. 1-5 Year Credit Index (the Former Index) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
[2]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.